Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 09, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 07, 2016
C000171428
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000206723
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
State Street Institutional Investment Trust Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,731	$ 10,909	$ 10,795	$ 11,070	$ 10,924	$ 10,769	$ 10,523	$ 10,424	$ 10,251	$ 10,516	$ 10,420	$ 10,569	$ 10,598	$ 10,208	$ 9,765	$ 9,922	$ 10,181	$ 10,246	$ 10,253	$ 10,290	$ 10,403	$ 10,341	$ 10,084	$ 10,352	$ 10,043	$ 10,089	$ 9,731	$ 9,858	$ 10,304	$ 10,603	$ 10,350	$ 10,515	$ 10,448	$ 10,860	$ 11,170	$ 11,296	$ 11,545	$ 11,575	$ 11,541	$ 11,544	$ 11,645	$ 11,667	$ 11,538	$ 11,457	$ 11,420	$ 11,331	$ 11,474	$ 11,642	$ 11,726	$ 11,710	$ 11,596	$ 11,648	$ 11,654	$ 11,749	$ 11,576	$ 11,504	$ 11,451	$ 11,251	$ 11,317	$ 11,117	$ 10,907	$ 10,915	$ 10,920	$ 10,888	$ 10,946	$ 10,669	$ 10,646	$ 10,514	$ 10,331	$ 10,328	$ 10,133	$ 10,139	$ 10,033		$ 9,852	$ 9,793	$ 9,871	$ 9,935	$ 9,872	$ 9,869	$ 9,882	$ 9,811	$ 9,885	$ 9,822	$ 9,916	$ 10,032	$ 9,986	$ 9,999	$ 9,993	$ 10,041	$ 9,951	$ 9,909	$ 9,919	$ 9,843	$ 9,768	$ 9,773	$ 9,707	$ 9,688	$ 9,675	$ 9,909	$ 9,986	$ 9,991	$ 10,000
State Street Institutional Investment Trust Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,799	10,978	10,863	11,140	10,992	10,837	10,589	10,490	10,315	10,582	10,486	10,636	10,665	10,272	9,827	9,985	10,245	10,311	10,318	10,355	10,469	10,406	10,148	10,417	10,106	10,152	9,792	9,921	10,369	10,670	10,416	10,582	10,514	10,929	11,241	11,368	11,618	11,648	11,613	11,617	11,718	11,740	11,611	11,530	11,492	11,402	11,546	11,715	11,800	11,784	11,669	11,722	11,728	11,823	11,649	11,576	11,523	11,322	11,389	11,187	10,976	10,984	10,989	10,956	11,015	10,737	10,713	10,580	10,396	10,393	10,197	10,203		$ 10,000
SSGA INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,890	11,842	11,797	11,752	11,701	11,646	11,594	11,547	11,492	11,443	11,391	11,345	11,297	11,244	11,194	11,144	11,093	11,043	11,000	10,950	10,907	10,873	10,826	10,791	10,757	10,718	10,684	10,667	10,641	10,624	10,618	10,616	10,608	10,607	10,604	10,602	10,603	10,602	10,601	10,602	10,601	10,601	10,600	10,601	10,600	10,600	10,599	10,598	10,598	10,596	10,595	10,594	10,593	10,592	10,590	10,589	10,589	10,588	10,557	10,541	10,527	10,512	10,499	10,479	10,461	10,439	10,420	10,397	10,374	10,354	10,331	10,313	$ 10,293		$ 10,274	$ 10,253	$ 10,234	$ 10,219	$ 10,201	$ 10,185	$ 10,168	$ 10,152	$ 10,138	$ 10,125	$ 10,115	$ 10,103	$ 10,092	$ 10,084	$ 10,075	$ 10,066	$ 10,057	$ 10,048	$ 10,040	$ 10,034	$ 10,028	$ 10,026	$ 10,022	$ 10,017	$ 10,013	$ 10,011	$ 10,009	$ 10,004	$ 10,000
SSGA INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,568	$ 11,521	$ 11,478	$ 11,434	$ 11,385	$ 11,330	$ 11,280	$ 11,234	$ 11,180	$ 11,133	$ 11,083	$ 11,038	$ 10,991	$ 10,940	$ 10,891	$ 10,842	$ 10,793	$ 10,744	$ 10,702	$ 10,653	$ 10,612	$ 10,578	$ 10,533	$ 10,499	$ 10,466	$ 10,428	$ 10,395	$ 10,378	$ 10,353	$ 10,336	$ 10,331	$ 10,328	$ 10,321	$ 10,320	$ 10,317	$ 10,315	$ 10,316	$ 10,315	$ 10,314	$ 10,315	$ 10,314	$ 10,314	$ 10,313	$ 10,314	$ 10,313	$ 10,313	$ 10,313	$ 10,312	$ 10,311	$ 10,310	$ 10,309	$ 10,307	$ 10,306	$ 10,306	$ 10,304	$ 10,302	$ 10,302	$ 10,301	$ 10,271	$ 10,256	$ 10,242	$ 10,228	$ 10,215	$ 10,195	$ 10,177	$ 10,157	$ 10,138	$ 10,116	$ 10,093	$ 10,073	$ 10,052	$ 10,034		$ 10,000